INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax
Charge for the year	$ 685	$ 423
Adjustment in respect of prior years	25	45
Canada	5	0
International	705	468
Current tax	710	468
Deferred tax
Origination and reversal of temporary differences in the current year	1,112	821
Adjustment in respect of prior years	(39)	(91)
Canada	0	628
International	1,073	102
Deferred tax	1,073	730
Income tax expense	$ 1,783	$ 1,198